Strategic Report - Corporate Centre (Details) - USD ($)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit before tax			$ 19,890,000,000	$ 17,167,000,000	$ 7,112,000,000
Revenue			53,780,000,000	51,445,000,000	47,966,000,000
Impairment loss (reversal of impairment loss)			1,767,000,000	1,769,000,000	3,400,000,000
Operating expense			34,659,000,000	34,884,000,000	39,808,000,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax			21,719,000,000	21,133,000,000	18,906,000,000
Revenue			53,940,000,000	51,661,000,000	49,260,000,000
Impairment loss (reversal of impairment loss)			1,767,000,000	1,713,000,000	2,572,000,000
Operating expense			32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax			21,719,000,000	21,133,000,000	18,906,000,000
Revenue			53,940,000,000	51,661,000,000	49,260,000,000
Operating expense			32,990,000,000	31,231,000,000	30,147,000,000
Corporate Centre | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax			500,000,000
Increase (decrease) in profit (loss) before tax			$ (1,100,000,000)
Increase (decrease) in profit (loss) before tax, percent			(67.00%)
Revenue			$ (177,000,000)	1,186,000,000	1,544,000,000
Increase (decrease) in revenue/net operating income			$ (1,363,000,000)
Increase (decrease) in revenue/net operating income, percent (greater than 100% for Legacy portfolios)			(115.00%)
Impairment loss (reversal of impairment loss)			$ (115,000,000)	$ (183,000,000)	$ 24,000,000
Operating expense			1,900,000,000
Increase (decrease) in operating expenses			$ (200,000,000)
Increase (decrease) in operating expenses, percent			(9.00%)
Increase (decrease) in income from associates			$ 101,000,000
Increase (decrease) in income from associates, percent			4.00%
RoTE excluding significant items and UK bank levy (%)			(5.70%)	(5.20%)	(1.90%)
Corporate Centre | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax			$ 548,000,000	$ 1,681,000,000	$ 1,939,000,000
Revenue			2,535,000,000	3,249,000,000	1,554,000,000
Impairment loss (reversal of impairment loss)				(200,000,000)
Operating expense			1,893,000,000	2,090,000,000	1,926,000,000
Corporate Centre | Central Treasury | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue			662,000,000	1,728,000,000	1,706,000,000
Increase (decrease) in revenue/net operating income			$ (1,066,000,000)
Increase (decrease) in revenue/net operating income, percent (greater than 100% for Legacy portfolios)			(62.00%)
Increase (decrease) In interest expense on debt			$ 400,000,000
Increase (decrease) in investment yields			(300,000,000)
Increase (decrease) in the fair value of long-term debt and derivatives			(300,000,000)	100,000,000
Loss from swap mark-to-market movement following IFRS 9 bond reclassification			200,000,000
Corporate Centre | Legacy portfolios | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue			(93,000,000)	(26,000,000)	26,000,000
Increase (decrease) in revenue/net operating income			$ (67,000,000)
Increase (decrease) in revenue/net operating income, percent (greater than 100% for Legacy portfolios)			100.00%
Corporate Centre | Other | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue			$ (746,000,000)	$ (516,000,000)	$ (188,000,000)
Increase (decrease) in revenue/net operating income			$ (230,000,000)
Increase (decrease) in revenue/net operating income, percent (greater than 100% for Legacy portfolios)			(45.00%)
The Saudi British Bank
Disclosure of operating segments [line items]
Proportion of ownership interest in associate	40.00%		40.00%
2019 | The Saudi British Bank
Disclosure of operating segments [line items]
Proportion of ownership interest in associate		29.20%